UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS CAPITAL PRESERVATION FUND
FORM N-Q
JULY 31, 2006

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited)	July 31, 2006

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 86.5%
U.S. Government Obligations — 86.5%
	U.S. Treasury STRIPS:
$241,726,000	3.943% due 5/15/07 (a)	$232,257,109
1,358	4.479% due 8/15/07	1,289

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $234,415,317)	232,258,398

	SHARES

COMMON STOCKS — 7.8%
CONSUMER DISCRETIONARY — 0.8%
Hotels, Restaurants & Leisure — 0.1%
4,203		McDonald’s Corp.	148,744

Internet & Catalog Retail — 0.2%
13,994		Amazon.com Inc. *	376,299
4,628		IAC/InterActiveCorp. *	109,730

		Total Internet & Catalog Retail	486,029

Media — 0.4%
4,091		Comcast Corp., Special Class A Shares *	140,239
3,273		Gannett Co. Inc.	170,589
26,137		Time Warner Inc.	431,260
18,075		Walt Disney Co.	536,647

		Total Media	1,278,735

Specialty Retail — 0.1%
7,668		Home Depot Inc.	266,156

		TOTAL CONSUMER DISCRETIONARY	2,179,664

CONSUMER STAPLES — 0.8%
Beverages — 0.2%
7,582		Coca-Cola Co.	337,399
3,731		PepsiCo Inc.	236,471

		Total Beverages	573,870

Food & Staples Retailing — 0.1%
2,852		Costco Wholesale Corp.	150,472
2,291		Wal-Mart Stores Inc.	101,949
2,922		Walgreen Co.	136,691

		Total Food & Staples Retailing	389,112

Food Products — 0.3%
2,562		General Mills Inc.	132,968
3,312		Hershey Co.	182,060
3,742		Kraft Foods Inc., Class A Shares	121,241
5,357		Wm. Wrigley Jr. Co.	245,672

		Total Food Products	681,941

Household Products — 0.2%
2,956		Kimberly-Clark Corp.	180,464
7,488		Procter & Gamble Co.	420,826

		Total Household Products	601,290

		TOTAL CONSUMER STAPLES	2,246,213

ENERGY — 0.9%
Energy Equipment & Services — 0.1%
3,469		Schlumberger Ltd.	231,903

Oil, Gas & Consumable Fuels — 0.8%
2,713		BP PLC, Sponsored ADR	196,747
5,112		Chevron Corp.	336,267
4,577		ConocoPhillips	314,165
See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

	SHARES	SECURITY	VALUE

Oil, Gas & Consumable Fuels — 0.8% (continued)
19,034		EnCana Corp.	$1,028,978
3,475		Exxon Mobil Corp.	235,397

		Total Oil, Gas & Consumable Fuels	2,111,554

		TOTAL ENERGY	2,343,457

FINANCIALS — 1.5%
Capital Markets — 0.4%
9,543		Merrill Lynch & Co. Inc.	694,921
6,553		Morgan Stanley	435,775

		Total Capital Markets	1,130,696

Commercial Banks — 0.1%
2,329		Wells Fargo & Co.	168,480

Diversified Financial Services — 0.1%
3,679		Bank of America Corp.	189,579

Insurance — 0.7%
6,837		American International Group Inc.	414,801
11		Berkshire Hathaway Inc., Class A Shares *	1,007,600
2,963		Chubb Corp.	149,394
9,114		St. Paul Travelers Cos. Inc.	417,421

		Total Insurance	1,989,216

Real Estate Management & Development — 0.2%
8,623		Forest City Enterprises Inc., Class A Shares	430,288

		TOTAL FINANCIALS	3,908,259

HEALTH CARE — 1.1%
Biotechnology — 0.6%
6,989		Amgen Inc. *	487,413
7,857		Biogen Idec Inc. *	330,937
10,702		Genentech Inc. *	864,935

		Total Biotechnology	1,683,285

Health Care Equipment & Supplies — 0.1%
4,357		Medtronic Inc.	220,116

Pharmaceuticals — 0.4%
1,973		Eli Lilly & Co.	112,007
5,147		Johnson & Johnson	321,945
22,460		Pfizer Inc.	583,735
3,034		Wyeth	147,058

		Total Pharmaceuticals	1,164,745

		TOTAL HEALTH CARE	3,068,146

INDUSTRIALS — 0.8%
Aerospace & Defense — 0.1%
3,090		United Technologies Corp.	192,167

Air Freight & Logistics — 0.1%
4,233		United Parcel Service Inc., Class B Shares	291,696

Commercial Services & Supplies — 0.1%
7,963		Waste Management Inc.	273,768

Electrical Equipment — 0.0%
1,241		American Power Conversion Corp.	20,948

Industrial Conglomerates — 0.4%
4,549		3M Co.	320,250
16,615		General Electric Co.	543,144
4,975		Tyco International Ltd.	129,798

		Total Industrial Conglomerates	993,192

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

	SHARES	SECURITY	VALUE

INDUSTRIALS — 0.8% (continued)
Road & Rail — 0.1%
5,143		Florida East Coast Industries Inc.	$240,898

		TOTAL INDUSTRIALS	2,012,669

INFORMATION TECHNOLOGY — 1.3%
Communications Equipment — 0.4%
15,713		Cisco Systems Inc. *	280,477
13,134		Juniper Networks Inc. *	176,652
20,903		Motorola Inc.	475,752
3,622		QUALCOMM Inc.	127,712

		Total Communications Equipment	1,060,593

Computers & Peripherals — 0.1%
4,317		Dell Inc. *	93,593
839		Hewlett-Packard Co.	26,772
2,234		International Business Machines Corp.	172,934

		Total Computers & Peripherals	293,299

Internet Software & Services — 0.2%
3,747		Akamai Technologies Inc. *	148,494
5,237		eBay Inc. *	126,054
9,407		Yahoo! Inc. *	255,306

		Total Internet Software & Services	529,854

IT Services — 0.0%
2,819		Automatic Data Processing Inc.	123,359

Semiconductors & Semiconductor Equipment — 0.3%
15,676		Intel Corp.	282,168
14,229		Texas Instruments Inc.	423,740

		Total Semiconductors & Semiconductor Equipment	705,908

Software — 0.3%
5,524		Electronic Arts Inc. *	260,236
14,726		Microsoft Corp.	353,866
5,708		Red Hat Inc. *	135,165
2,730		Symantec Corp. *	47,420

		Total Software	796,687

		TOTAL INFORMATION TECHNOLOGY	3,509,700

MATERIALS — 0.3%
Chemicals — 0.1%
5,146		E.I. du Pont de Nemours & Co.	204,090
2,625		PPG Industries Inc.	161,543

		Total Chemicals	365,633

Metals & Mining — 0.1%
4,672		Alcoa Inc.	139,926
2,233		Newmont Mining Corp.	114,397

		Total Metals & Mining	254,323

Paper & Forest Products — 0.1%
2,279		Weyerhaeuser Co.	133,686

		TOTAL MATERIALS	753,642

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
5,958		AT&T Inc.	178,681
5,798		Verizon Communications Inc.	196,088

		TOTAL TELECOMMUNICATION SERVICES	374,769

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

	SHARES	SECURITY	VALUE

UTILITIES — 0.2%
Electric Utilities — 0.1%
15,129		Duke Energy Corp.	$458,711

Multi-Utilities — 0.1%
3,952		Ameren Corp.	203,528

		TOTAL UTILITIES	662,239

		TOTAL COMMON STOCKS (Cost — $19,896,458)	21,058,758

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $254,311,775)	253,317,156

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 6.1%
U.S. Government Obligation — 0.1%
$300,000	U.S. Treasury Bills, due 9/14/06
	(Cost — $298,257) (a)(b)	298,244

Repurchase Agreement — 6.0%
16,042,000	State Street Bank & Trust Co., dated 7/31/06, 4.810% due 8/1/06; Proceeds at maturity - $16,043,243; (Fully collateralized by U.S. Treasury Bond, 7.875% due 2/15/21; Market value - $16,363,363) (Cost — $16,042,000)	16,042,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $16,340,257)	16,340,244

	TOTAL INVESTMENTS — 100.4% (Cost — $270,652,031#)	269,657,400
	Liabilities in Excess of Other Assets — (0.4)%	(984,533)

	TOTAL NET ASSETS — 100.0%	$268,672,867

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
STRIPS — Separate Trading of Registered Interest and Principal Securities
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Capital Preservation Fund (formerly known as Smith Barney Capital Preservation Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Stripped Securities. The Fund invests in ''Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,769,134
Gross unrealized depreciation	(3,763,765)

Net unrealized depreciation	$(994,631)

     At July 31, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index	13	09/06	$4,060,126	$4,165,850	$105,724

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Trust II
By /s/ Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2006
By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: September 28, 2006